Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

Deutsche Bank AG, New York Branch

German American Capital Corporation

Deutsche Bank Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Nomura Corporate Funding Americas, LLC

Nomura Securities International, Inc.

(collectively, the “Specified Parties”)

Re:	BX Trust 2026-CIP (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-CIP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 April 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 April 2026

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 8 May 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date,
b.	Maturity Date and
c.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Term and
ii.	Original Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Term Extended,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Remaining Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	SOFR Rounding and
b.	1st Mortgage SOFR Floor,

as shown on the Final Data File, and a SOFR assumption of 3.65000% provided by the Depositor, we recalculated the “Effective SOFR” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Effective SOFR and
b.	1st Mortgage Margin,

as shown on the Final Data File, we recalculated the “1st Mortgage Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Margin and
b.	SOFR Cap,

as shown on the Final Data File, we recalculated the “1st Mortgage Cap Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Debt Service at SOFR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at SOFR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	1st Mortgage Current Balance,
b.	Collateral SF,
c.	1st Mortgage Balloon Balance,
d.	UW NOI,
e.	UW NCF,
f.	Aggregate “As-is” Appr. Value and
g.	“As Portfolio” Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Current Balance / Square Foot,
ii.	1st Mortgage “As Is” Current LTV,
iii.	1st Mortgage “As Is” Maturity LTV,
iv.	1st Mortgage UW NOI Debt Yield,
v.	1st Mortgage UW NCF Debt Yield,
vi.	Appraised Value / Square Foot and
vii.	“As Portfolio” Appraised Value / Square Foot

of the Mortgage Loan and, with respect to i. and vi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in ii. through v. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

13.	Using the:
a.	1st Mortgage Debt Service at SOFR,
b.	1st Mortgage Debt Service at Cap,
c.	UW NOI and
d.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at SOFR,
ii.	1st Mortgage UW NCF DSCR at SOFR,
iii.	1st Mortgage UW NOI DSCR at Cap and
iv.	1st Mortgage UW NCF DSCR at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

14.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Collateral SF,
b.	Largest Tenant Leased SF,
c.	2nd Largest Tenant Leased SF and
d.	3rd Largest Tenant Leased SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,
ii.	2nd Largest Tenant % of NSF and
iii.	3rd Largest Tenant % of NSF

of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	28 April 2026

Allocated Loan Amount Schedule	Not Dated

Promissory Note (see Note 1)	23 April 2026

Cash Management Agreement (see Note 1)	23 April 2026

Guaranty Agreement (see Note 1)	23 April 2026

Environmental Indemnity Agreement (see Note 1)	23 April 2026

Assignment of Interest Rate Cap Agreement (see Note 1)	23 April 2026

Note Splitter Agreement (see Note 1)	23 April 2026

Deposit Account Control Agreement (see Note 1)	23 April 2026

Assignment of Management Agreement (see Note 1)	23 April 2026

Non-Consolidation Opinion (see Note 1)	29 April 2026

Unfunded Obligations Summary (see Note 1)	29 April 2026

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	28 April 2026

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 March 2026

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Insurance Documents	Various

Flood Determination Documents	Various

Market and Submarket Reports	Various

Bloomberg Screenshot(s)	Various

Releasing Spreads Reports	Not Dated

Pro Forma Title Policies	Not Dated

Property Management Agreement (see Note 1)	23 April 2026

Ground Lease Documents (see Note 1)	29 April 2026

USPS Internet Site	Not Dated

Note(s):

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site
County	Appraisal Report or USPS Internet Site
Primary Type	Appraisal Report
Secondary Type	Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Underwriter’s Summary Report
Latest Renovation	Appraisal Report
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Market	Underwriter’s Summary Report
Clear Height	Underwriter’s Summary Report
Total Truck Doors	Underwriter’s Summary Report
Fee Simple / Leasehold	Pro Forma Title Policy
Ground Lease	Ground Lease Document
Fully Extended Ground Lease Exp.	Ground Lease Document

Third Party Information:

Characteristic	Source Document(s)

“As Portfolio” Value	Portfolio Appraisal Report
Aggregate “As-is” Appr. Value	Appraisal Report
“As-is” Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No)	Engineering Report
Date of Seismic Report	Seismic Report
Seismic Firm	Seismic Report
PML (%)	Seismic Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Single Tenant	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document(s)

% Office	Underwriter’s Summary Report
Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information:

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Replacement Reserves	Underwriter’s Summary Report
Most Recent TILC	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Financial Statement Date	Underwriter’s Summary Report
Second Most Recent EGI	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Replacement Reserves	Underwriter’s Summary Report
Second Most Recent TILC	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Third Most Recent Financial Statement Date	Underwriter’s Summary Report
Third Most Recent EGI	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent Replacement Reserves	Underwriter’s Summary Report
Third Most Recent TILC	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Initial Other Reserve	Unfunded Obligations Summary
Ongoing Tax Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Interest Goes to Borrower? RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower? Insurance	Mortgage Loan Agreement
Interest Goes to Borrower? Other Escrows	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
1st Mortgage Original Balance	Allocated Loan Amount Schedule
SOFR Setting	Mortgage Loan Agreement
SOFR Reset Frequency	Mortgage Loan Agreement
1st Mortgage SOFR Floor	Mortgage Loan Agreement
Borr. Legal Name	Mortgage Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Payment Day	Mortgage Loan Agreement
Interest Accrual Begin	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Loan Type	Mortgage Loan Agreement
First Pmt Date	Mortgage Loan Agreement
1st. IO Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Option	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Spread Step	Mortgage Loan Agreement
Fully Extended Maturity	Mortgage Loan Agreement
Aggregate Extension Options	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Penalty Period	Mortgage Loan Agreement
Open Period	Mortgage Loan Agreement
Prepay Penalty Start Date	Mortgage Loan Agreement
Prepay Penalty End Date	Mortgage Loan Agreement
Grace Days Default	Mortgage Loan Agreement
Grace Days Late Fee	Mortgage Loan Agreement
Default Rate	Mortgage Loan Agreement
Late Fee	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Excess Cash Trap Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Aggregate “As-is” Appr. Value
b.	“As-is” Value Date

characteristics for any Property listed in the table below, the Depositor instructed us to use the appraised value and appraisal value date, both as shown in the applicable Source Document(s), that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below for the “Aggregate “As-is” Appr. Value” and ““As-is” Value Date” characteristics, respectively.

Property	Valuation Type from Appraisal Report

8943 E. Sligh Avenue	Hypothetical Market Value
8963 E. Sligh Avenue	Hypothetical Market Value
1400 Laramie Avenue	Hypothetical Market Value
1500 Laramie Avenue	Hypothetical Market Value
377 N. Cleary Road	Hypothetical Market Value As Is
401 N. Cleary Road	Hypothetical Market Value As Is
475 N. Cleary Road	Hypothetical Market Value As Is
563 N. Cleary Road	Hypothetical Market Value As Is
2211 Vista Parkway	Hypothetical Market Value As Is
2213 Vista Parkway	Hypothetical Market Value As Is
11130 Steele Creek Road	Hypothetical “As Is” Market Value
11201 Ed Brown Road	Hypothetical “As Is” Market Value

3.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “Yes” only for any Property located in seismic zones 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Property is located in seismic zones 1 or 2, the Depositor instructed us to use “No” for the “Located in Seismic Zone (Yes/No)” characteristic.

Exhibit 2 to Attachment A

4.	For the purpose of comparing the:
a.	Date of Seismic Report,
b.	Seismic Firm and
c.	PML (%)

characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the indicated characteristics.

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, to consider the tenant with the higher underwritten gross rent as the larger tenant for tenants with the same square footage, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

7.	For the purpose of comparing the:
a.	Prepay Description,
b.	Penalty Period,
c.	Open Period,
d.	Prepay Penalty Start Date and
e.	Prepay Penalty End Date

characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

8.	For the purpose of comparing the:
a.	Penalty Period,
b.	Open Period,
c.	Prepay Penalty Start Date and
d.	Prepay Penalty End Date

characteristics, the Depositor instructed us to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

11.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

12.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

13.	For any Property listed in the table below, the Depositor instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Relating To	Characteristic

1047-1051 Douglas Road	Single Tenant

181 40th Street	Fee Simple / Leasehold
Ground Lease
Fully Extended Ground Lease Exp.

555 Prime Place	Fee Simple / Leasehold
Ground Lease
Fully Extended Ground Lease Exp.

4251 Nicole Drive	Date of Phase I Report
Environmental Firm
Phase II Recommended (Yes/No)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

ID
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller
Properties per Loan
Date of Phase II Report
Material Recognized Environmental Concern (Y/N)
Debt Service Check
Lockout Period
Lockout Exp Date
1st Amortization Date
1st Mortgage Margin
SOFR Rounding
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee
SOFR Cap
SOFR Cap Expiration
Note Date
Loan Purpose
Partial Release Description
Directs Investment (Borrower or Lender)
Initial Replacement Reserve
Initial TI/LC Reserve
Initial Deferred Maintenance Reserve
Initial Environmental Reserve
Initial Debt Service Reserve
Initial Free Rent Reserve
Initial Other Reserve Description
Ongoing Required Replacement Reserves
Ongoing Required TI/LC
Interest Goes to Borrower? Replacement Reserves
Interest Goes to Borrower? TI/LC
Interest Goes to Borrower? Immediate Repairs
Interest Goes to Borrower? Free Rent

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.